Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Plans Details Abstract
Defined Contribution Plan Contributions		$ 22	$ 22	$ 21
Definted Benefit Plan General Disclosures Abstract
Number Of Defined Benefit Plans		28
Effect of pension measurement date change				1
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Accrued benefit liability - long-term		1,512	1,317
Defined Benefit Plan Assumptions Sensitivity To Changes Abstract
Increase of 1% in the discount rate		(34)
Decrease of 1% in the discount rate		43
Increase of 1% in the long-term rate of return on plan assets		(42)
Decrease of 1% in the long-term rate of return on plan assets		42
U.S. [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year	608	549	528
Service cost		7	6	5
Interest cost		32	32	30
Employee contributions		0	0
Plan amendments		11	0
Plan settlements		0	0
Benefits paid		(30)	(29)
Business combinations		0	0
Actuarial loss (gain)		39	12
Effect of foreign currency exchange rate change		0	0
Benefit obligation as of December 31		608	549	528
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	413	368	306
Defined Benefit Plan Actual Return On Plan Assets Abstract
Actual return on plan assets		46	71
Employer contributions		29	20
Employee contributions		0	0
Plan settlements		0	0
Benefits paid		(30)	(29)
Effect of foreign currency exchange rate change		0	0
Fair value of plan assets as of December 31		413	368	306
Defined Benefit Plan Funded Status Of Plan Abstract
Funded status as of December 31		(195)	(181)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Noncurrent assets		0	0
Accrued benefit liability - current		0	0
Accrued benefit liability - long-term		195	181
Net amount recognized at end of year		(195)	(181)
Accumulated Benefit Obligation Disclosure Abstract
Accumulated Benefit Obligation		592	535
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation		608	549
Accumulated benefit obligation		592	535
Fair value of plan assets		413	368
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation		608	549
Fair value of plan assets		413	368
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rates		5.38%	5.92%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate		5.92%	6.26%
Expected long-term rate of return on plan assets		8.00%	8.00%
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost		7	6	5
Interest cost		32	32	30
Expected return on plan assets		(30)	(24)	(31)
Amortization of initial net asset		0	0	0
Amortization of prior service cost		3	4	3
Amortization of net loss	0	12	16	1
Settlement gain recognized		0	0	1
Total pension cost		24	34	9
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Prior service cost		0
Unrecognized net actuarial loss		0
Total		0
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Initial net transition asset		0	0	0
Prior service cost	0
Unrecognized net actuarial gain (loss)	0	(12)	(16)	(1)
Total	0
Equity Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities		50.00%
Debt Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities		40.00%
Real Estate Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate		0.00%
Other Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Other		10.00%
Defined Benefit Plan Weighted Average Asset Allocations Abstract
Equity securities		53.51%	57.06%
Debt securities		25.91%	34.24%
Real estate		0.00%	0.00%
Other		20.58%	8.70%
Total pension assets		100.00%	100.00%
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		413	368	306
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Expected employer contribution in 2011		36
2011		31
2012		32
2013		33
2014		35
2015		36
2016 - 2020		201
U.S. [Member] | Equity Securities Common Stock [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		182	207
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		182	207
U.S. [Member] | Equity Securities Common Stock [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		146	176
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		146	176
U.S. [Member] | Equity Securities Common Stock [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		36	31
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		36	31
U.S. [Member] | Equity Securities Common Stock [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Equity securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		39	3
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		39	3
U.S. [Member] | Equity securities Mutual funds [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		39	3
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		39	3
U.S. [Member] | Equity securities Mutual funds [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Equity securities Mutual funds [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | U.S. Government debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		32	43
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		32	43
U.S. [Member] | U.S. Government debt securities [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		32	43
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		32	43
U.S. [Member] | U.S. Government debt securities [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | U.S. Government debt securities [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Corporate debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		62	66
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		62	66
U.S. [Member] | Corporate debt securities [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		62	66
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		62	66
U.S. [Member] | Corporate debt securities [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Corporate debt securities [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Debt securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		2	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		2	2
U.S. [Member] | Debt securities Mutual funds [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		2	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		2	2
U.S. [Member] | Debt securities Mutual funds [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Debt securities Mutual funds [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Other debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		11	15
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		11	15
U.S. [Member] | Other debt securities [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		11	15
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		11	15
U.S. [Member] | Other debt securities [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Other debt securities [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		69	16
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		69	16
U.S. [Member] | Cash and cash equivalents [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		69	16
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		69	16
U.S. [Member] | Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Other Investments [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		16	16
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		16	16
U.S. [Member] | Other Investments [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Other Investments [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		16	16
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		16	16
U.S. [Member] | Other Investments [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
U.S. [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		361	321
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		361	321
U.S. [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		52	47
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		52	47
U.S. [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year	5,995	5,138	3,498
Service cost		17	13	11
Interest cost		511	459	453
Employee contributions		5	19
Plan amendments		0	0
Plan settlements		(2)	0
Benefits paid		(411)	(366)
Business combinations		14	0
Actuarial loss (gain)		474	304
Effect of foreign currency exchange rate change		249	1,211
Benefit obligation as of December 31		5,995	5,138	3,498
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year	4,734	4,045	2,752
Defined Benefit Plan Actual Return On Plan Assets Abstract
Actual return on plan assets		742	489
Employer contributions		157	188
Employee contributions		5	19
Plan settlements		(2)	0
Benefits paid		(411)	(366)
Effect of foreign currency exchange rate change		198	963
Fair value of plan assets as of December 31		4,734	4,045	2,752
Defined Benefit Plan Funded Status Of Plan Abstract
Funded status as of December 31		(1,261)	(1,093)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Noncurrent assets		34	32
Accrued benefit liability - current		5	4
Accrued benefit liability - long-term		1,290	1,121
Net amount recognized at end of year		(1,261)	(1,093)
Accumulated Benefit Obligation Disclosure Abstract
Accumulated Benefit Obligation		5,936	5,098
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation		5,703	4,887
Accumulated benefit obligation		5,657	4,855
Fair value of plan assets		4,410	3,765
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets Abstract
Projected benefit obligation		5,710	4,892
Fair value of plan assets		4,415	3,766
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rates		9.84%	10.56%
Rates of compensation increase		6.00%	6.00%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate		10.56%	11.78%
Expected long-term rate of return on plan assets		11.12%	11.99%
Rate of compensation increase		6.00%	5.97%
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost		17	13	11
Interest cost		511	459	453
Expected return on plan assets		(427)	(374)	(412)
Amortization of initial net asset		(1)	(2)	(3)
Amortization of prior service cost		0	0	0
Amortization of net loss	23	38	7	2
Settlement gain recognized		1	0	0
Total pension cost		139	103	51
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Prior service cost		(2)
Unrecognized net actuarial loss		876
Total		(878)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Initial net transition asset		1	2	3
Prior service cost	0
Unrecognized net actuarial gain (loss)	(23)	(38)	(7)	(2)
Total	(23)
Equity Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities Range Minimum		15.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Equity Securities Range Maximum		30.00%
Debt Securities Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities Range Minimum		59.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Debt Securities Range Maximum		85.00%
Real Estate Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate Range Minimum		0.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Real Estate Range Maximum		4.00%
Other Abstract
Defined Benefit Plan Target Allocation Percentage Of Assets Other Range Minimum		0.00%
Defined Benefit Plan Target Allocation Percentage Of Assets Other Range Maximum		6.00%
Defined Benefit Plan Weighted Average Asset Allocations Abstract
Equity securities		22.71%	22.22%
Debt securities		73.36%	73.34%
Real estate		2.09%	2.07%
Other		1.84%	2.37%
Total pension assets		100.00%	100.00%
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		4,734	4,045	2,752
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Expected employer contribution in 2011		165
2011		432
2012		447
2013		464
2014		481
2015		498
2016 - 2020		2,751
Foreign [Member] | Equity Securities Common Stock [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		30	21
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		30	21
Foreign [Member] | Equity Securities Common Stock [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		30	21
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		30	21
Foreign [Member] | Equity Securities Common Stock [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Equity Securities Common Stock [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Equity securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		524	472
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		524	472
Foreign [Member] | Equity securities Mutual funds [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		524	472
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		524	472
Foreign [Member] | Equity securities Mutual funds [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Equity securities Mutual funds [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Private equity funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		521	406
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		521	406
Foreign [Member] | Private equity funds [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Private equity funds [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Private equity funds [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		521	406
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		521	406
Foreign [Member] | Debt securities Mutual funds [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		3,205	2,734
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		3,205	2,734
Foreign [Member] | Debt securities Mutual funds [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		95	88
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		95	88
Foreign [Member] | Debt securities Mutual funds [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		3,110	2,646
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		3,110	2,646
Foreign [Member] | Debt securities Mutual funds [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Certificates of deposit [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		4	7
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		4	7
Foreign [Member] | Certificates of deposit [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Certificates of deposit [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		4	7
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		4	7
Foreign [Member] | Certificates of deposit [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Unsecured Debentures [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		19	14
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		19	14
Foreign [Member] | Unsecured Debentures [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Unsecured Debentures [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		19	14
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		19	14
Foreign [Member] | Unsecured Debentures [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Foreign Government debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		234	206
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		234	206
Foreign [Member] | Foreign Government debt securities [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Foreign Government debt securities [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		234	206
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		234	206
Foreign [Member] | Foreign Government debt securities [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Other debt securities [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		11	5
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		11	5
Foreign [Member] | Other debt securities [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Other debt securities [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		11	5
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		11	5
Foreign [Member] | Other debt securities [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Real estate [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		99	84
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		99	84
Foreign [Member] | Real estate [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Real estate [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Real estate [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		99	84
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		99	84
Foreign [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		4	22
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		4	22
Foreign [Member] | Cash and cash equivalents [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	20
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	20
Foreign [Member] | Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		4	2
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		4	2
Foreign [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Participant Loan [Member]
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		83	74
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		83	74
Foreign [Member] | Participant Loan [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Participant Loan [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		0	0
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		0	0
Foreign [Member] | Participant Loan [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		83	74
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		83	74
Foreign [Member] | Quoted Market Prices in Active Market for Identical Assets (Level1)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		649	601
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		649	601
Foreign [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Actual Return On Plan Assets Abstract
Fair value of plan assets as of December 31		3,382	2,880
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		3,382	2,880
Foreign [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at beginning of year		564	380
Defined Benefit Plan Actual Return On Plan Assets Abstract
Returns relating to assets still held at reporting date		104	46
Purchases, sales, issuances and settlements		3	1
Effect of foreign currency exchange rate change		32	137
Fair value of plan assets as of December 31		703	564
Defined Benefit Plan Information About Plan Assets Abstract
Fair value of plan assets		$ 703	$ 564